Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000745968
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2016
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016